Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Depreciation	$ (498,867)	$ (511,326)	$ (407,535)
Amortization	(449,463)	(351,114)	(240,579)
Subtotal	(948,330)	(862,440)	(648,114)
Reversal of impairment loss (impairment losses) recognized	$ (2,126)	$ (61,753)	$ (44,577)